Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,000,000 (comprised of (i) $1,000,000 maximum aggregate offering price with respect to notes linked to the common stock of Generac Holdings Inc., (ii) $1,000,000 maximum aggregate offering price with respect to notes linked to the common stock NVIDIA Corporation; and (iii) $1,000,000 maximum aggregate offering price with respect to notes linked to the common stock of Block, Inc.).

Narrative - Max Aggregate Offering Price	$ 3,000,000